UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                   Washington, D.C. 20549


                          FORM 13F


                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ] Amendment Number:

This Amendment:[  ] is a restatement
               [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:   Devon Energy Corporation
Address:20 North Broadway, Suite 1500
        Oklahoma City, OK 73102-8260

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marian J. Moon
Title:    Senior Vice President and Corporate Secretary
Phone:    (405) 552-4504

Signature, Place, and Date of Signing:


/s/ Marian J. Moon        Oklahoma City, OK      February 14, 2000
------------------       ------------------     -------------------
Signature                     City, State          Date

Report Type:

[ X ]                       13F HOLDINGS REPORT
[   ]                       13F NOTICE
[   ]                       13F COMBINATION REPORT

                    FORM 13F SUMMARY PAGE


REPORT SUMMARY:

Number of other included Managers                  0

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:     $614,381,662

List of Other Included Managers:                   NONE

                           FORM 13F INFORMATION TABLE



COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
----------------     ---------  ---------- ---------- -------------------  ---------  --------   ----------------
                       TITLE      CUSIP       VALUE   SHARES/  SH/  PUT/   INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   NUMBER     (X$1000)  PRN AMT  PRN  CALL   DISCRETN   MANAGERS   SOLE SHARED NONE
----------------     ---------  ---------- ---------- ------- ----- -----  ---------  --------   ---- ------ ----

Chevron Corporation   Common    166751107   614,382   7092429  SH           SOLE
